Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 81,749	$ 95,568
Ending balance	78,555	81,749	$ 95,568
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	203,979	192,388	181,515
Additions	18,461	11,591	16,419
Disposals	(29,214)		(5,546)
Reclassifications	0	0	0
Ending balance	193,226	203,979	192,388
Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(122,230)	(96,820)	(73,399)
Amortization for the year	(21,655)	(25,410)	(25,493)
Disposals	29,214		3,092
Impairment loss			(1,020)
Ending balance	(114,671)	(122,230)	(96,820)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380
Ending balance	20,380	20,380	20,380
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,380	20,380	20,380
Additions	0	0	0
Disposals	0		0
Reclassifications	0	0	0
Ending balance	20,380	20,380	20,380
Goodwill [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0	0	0
Amortization for the year	0	0	0
Disposals	0		0
Impairment loss			0
Ending balance	0	0	0
License and software rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	50,987	60,208
Ending balance	41,825	50,987	60,208
License and software rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	172,197	156,008	143,201
Additions	2,899	1,694	4,378
Disposals	(29,214)		(5,546)
Reclassifications	9,594	14,495	13,975
Ending balance	155,476	172,197	156,008
License and software rights [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(121,210)	(95,800)	(73,399)
Amortization for the year	(21,655)	(25,410)	(25,493)
Disposals	29,214		3,092
Impairment loss			0
Ending balance	(113,651)	(121,210)	(95,800)
Intangible in process [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,382	14,980
Ending balance	16,350	10,382	14,980
Intangible in process [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,402	16,000	17,934
Additions	15,562	9,897	12,041
Disposals	0		0
Reclassifications	(9,594)	(14,495)	(13,975)
Ending balance	17,370	11,402	16,000
Intangible in process [member] | Accumulated amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,020)	(1,020)	0
Amortization for the year	0	0	0
Disposals	0		0
Impairment loss			(1,020)
Ending balance	$ (1,020)	$ (1,020)	$ (1,020)